Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net revenues:
Total net revenues	¥ 73,667,133	$ 11,289,982	¥ 59,241,145	¥ 51,178,575
Cost of revenues:
Total cost of revenues	(34,683,731)	(5,315,514)	(27,685,845)	(23,832,426)
Gross profit:
Gross profit	38,983,402	5,974,468	31,555,300	27,346,149
Depreciation expenses
Total depreciation expenses of property and equipment	474,110		481,107	441,466
Online games services
Net revenues:
Total net revenues	54,608,717		46,422,640	40,190,057
Youdao learning services
Net revenues:
Total net revenues	2,154,669		699,826	398,186
Advertising services
Net revenues:
Total net revenues	2,653,861		2,581,623	2,769,337
Others
Net revenues:
Total net revenues	14,249,886		9,537,056	7,820,995
Online game services
Net revenues:
Total net revenues	54,608,717	8,369,152	46,422,640	40,190,057
Cost of revenues:
Total cost of revenues	(19,847,846)		(16,974,234)	(14,617,656)
Gross profit:
Gross profit	34,760,871		29,448,406	25,572,401
Depreciation expenses
Total depreciation expenses of property and equipment	258,357		256,181	235,896
Youdao
Net revenues:
Total net revenues	3,167,515	485,443	1,304,883	731,598
Cost of revenues:
Total cost of revenues	(1,713,229)		(934,261)	(515,133)
Gross profit:
Gross profit	1,454,286		370,622	216,465
Depreciation expenses
Total depreciation expenses of property and equipment	7,239		6,076	3,863
Innovative businesses and others
Net revenues:
Total net revenues	15,890,901	$ 2,435,387	11,513,622	10,256,920
Cost of revenues:
Total cost of revenues	(13,122,656)		(9,777,350)	(8,699,637)
Gross profit:
Gross profit	2,768,245		1,736,272	1,557,283
Depreciation expenses
Total depreciation expenses of property and equipment	¥ 208,514		¥ 218,850	¥ 201,707